Derivatives and Hedge Accounting Activities (Schedule of Amounts Recorded on Balance Sheet Related to Cumulative Basis Adjustments for Fair Value Hedges) (Parenthetical) (Detail) - Designated as Hedging Instrument - Fair Value Hedging - Long-term Debt - USD ($)
$ in Millions
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Discontinued hedging liability	$ (895)	$ (892)
Hedging adjustments on discontinued hedging relationships	$ 5	$ 8